Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Interest Income and consumer price index in Israel in connection to concession project	€ 3,103	€ 2,248	€ 1,423
Interest income	420	276	553
Change in fair value of derivatives, net	605	0	1,094
Consumer price index in Israel for loan	0	0	103
Swap interest	0	0	55
Profit from settlement of derivatives contract	0	407	0
Gain from exchange rate differences, net	6,042	0	0
Total financing income	€ 10,170	€ 2,931	€ 3,228